SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Rate of Depreciation of Property, Plant and Equipment [Table Text Block]
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral and scientific equipment	33
Office furniture and equipment	25

Non Employee Stock Awards [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31,
	2013	2012	2011

Risk-free interest rate	0.45%-1.75%	0.69%-1.78%	0.34%-3.52%
Expected volatility	67.4%-85.55%	78.9%89.99%	51.1%-87.7%
Expected life (in years)	3.7-6.25	4.5-10.0	0.5-8.1
Expected dividend yield	0%	0%	0%